Credit Agreement (Details) (USD $)		3 Months Ended		3 Months Ended								1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 10, 2013 Term loan [Member] Spanish Trail Acquisition [Member]	Mar. 31, 2014 Revolving credit facility [Member]	Sep. 10, 2013 Revolving credit facility [Member] financial_ratio lender	Mar. 31, 2014 Revolving credit facility [Member] Eurodollar [Member]	Mar. 31, 2014 Revolving credit facility [Member] Eurodollar [Member] Minimum [Member]	Mar. 31, 2014 Revolving credit facility [Member] Eurodollar [Member] Maximum [Member]	Mar. 31, 2014 Revolving credit facility [Member] Federal Funds Rate [Member]	Mar. 31, 2014 Revolving credit facility [Member] Adjusted LIBOR rate [Member]	Mar. 31, 2014 Revolving credit facility [Member] Adjusted LIBOR rate [Member] Minimum [Member]	Mar. 31, 2014 Revolving credit facility [Member] Adjusted LIBOR rate [Member] Maximum [Member]	Sep. 10, 2013 Revolving credit facility [Member] Term loan [Member] Spanish Trail Acquisition [Member]	Dec. 31, 2010 Predecessor [Member] bank	Dec. 31, 2011 Predecessor [Member] bank	Dec. 31, 2013 Predecessor [Member] Term loan [Member] Adjusted LIBOR rate [Member]	Sep. 10, 2013 Predecessor [Member] Term loan [Member] Spanish Trail Acquisition [Member]	Dec. 31, 2013 Predecessor [Member] Revolving credit facility [Member]	Sep. 10, 2013 Predecessor [Member] Revolving credit facility [Member] lender financial_ratio	Dec. 31, 2013 Predecessor [Member] Revolving credit facility [Member] Adjusted LIBOR rate [Member]	Dec. 31, 2013 Predecessor [Member] Revolving credit facility [Member] Adjusted LIBOR rate [Member] Minimum [Member]	Dec. 31, 2013 Predecessor [Member] Revolving credit facility [Member] Adjusted LIBOR rate [Member] Maximum [Member]	Sep. 10, 2013 Predecessor [Member] Revolving credit facility [Member] Term loan [Member] Spanish Trail Acquisition [Member]
Debt Instrument [Line Items]
Number of participating banks												2	6
Number of lenders in syndicated bank group			11														11
Term loan, face amount	$ 70,000,000										$ 70,000,000				$ 70,000,000						$ 70,000,000
Number of financial ratios			3														3
Working capital ratio, required		1.0														1.0
Minimum interest coverage ratio, required		3.0														3.0
Leverage ratio, required		4.0														4.0
Variable rate basis, base percentage prior to adjustments				100.00%
Facility fee (percent)								0.50%										0.50%
Basis spread on variable rate (percent)					1.25%	2.00%	1.00%	1.00%						5.50%					1.25%	2.00%
Percentage of borrowing base utilized margin									0.25%	1.00%
Variable interest rate at period end (percent)		1.73%
Credit agreement, maximum borrowing capacity		300,000,000														140,000,000
Credit agreement, maximum borrowing capacity, lender commitments		$ 500,000,000														$ 500,000,000
Stated interest rate, floor (percent)														1.00%
Interest rate at period end														6.50%